INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Narrative (Details) - CAD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 24, 2024	Dec. 31, 2024	Dec. 31, 2023		Apr. 01, 2024
Disclosure of joint ventures [line items]
Goodwill						$ 5,024,000,000	$ 4,551,000,000
Exchange gain (loss) on translation of foreign operations						436,000,000	(106,000,000)	[1]
Purchase price						371,000,000	265,000,000
Proceeds from issuance of long-term debt, net of issue costs (Note 15)						2,733,000,000	490,000,000
Cedar LNG
Disclosure of joint ventures [line items]
Weighted average effective rate		3.84%
Derivatives percentage		75.00%
Total for all joint ventures
Disclosure of joint ventures [line items]
Goodwill						1,100,000,000	1,100,000,000
Property, plant, and equipment and intangible assets						(400,000,000)	1,700,000,000
Exchange gain (loss) on translation of foreign operations						$ 38,000,000	$ (41,000,000)
Alliance, Aux Sable, And NRGreen
Disclosure of joint ventures [line items]
Percentage of equity interest									100.00%
Cedar LNG
Disclosure of joint ventures [line items]
Asset level funding, financing percentage	60.00%
Equity contributions, financing percentage	40.00%
Pre-FID cash payments				$ 446,000,000
Purchase price				241,000,000
Payments for investments				205,000,000
Proceeds for investments accounted for using equity method				$ 63,000,000
Gain on derecognition			$ 34,000,000
Cedar LNG | Previously Issued Letter of Credit
Disclosure of joint ventures [line items]
Proceeds from issuance of long-term debt, net of issue costs (Note 15)					$ 102,000,000
Cedar LNG | Cedar Term Loan
Disclosure of joint ventures [line items]
Proceeds from issuance of long-term debt, net of issue costs (Note 15)	$ 2,700,000,000
Cedar LNG | Cedar Revolving Facility
Disclosure of joint ventures [line items]
Proceeds from issuance of long-term debt, net of issue costs (Note 15)	$ 2,600,000,000
PGI
Disclosure of joint ventures [line items]
Impairment loss recognised in profit or loss, goodwill		$ 0

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies